Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Reconciliation of Cash, Cash Equivalents and Restricted Cash
The following table provides a reconciliation of cash, cash equivalents and restricted cash to amounts shown in the consolidated statements of cash flows:

	December 31,
	2022	2021
	(in thousands)
Cash and cash equivalents	$33,986	$108,382
Restricted cash	—	1,953

Total cash, cash equivalents and restricted cash	$33,986	$110,335

Schedule of Estimated Useful Life of Asset

Computer equipment and software	3 years
Laboratory equipment and office furniture	5 years
Manufacturing equipment	5 - 7 years
Leasehold improvements	Shorter of the lease term or estimated useful life